Financial risk management objectives and policies - Disclosure of financial assets that are either past due or impaired (Detail) - HKD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	$ 187,673,616	$ 86,514,680
Financial assets included in prepayments, deposits and other receivables	968,662,540	21,916,382
Cash and bank balances	1,078,411,335	526,206,108	$ 453,966,764	$ 766,430,471
Financial assets at amortised cost	4,472,822,086	2,894,957,866
Restricted cash	3,239,362	0
Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in prepayments, deposits and other receivables	954,518,603	1,196,110
Due from immediate holding company	2,239,358,702	2,144,975,230
Not yet past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	9,620,468	136,065,738
Cash and bank balances	1,078,411,335	526,206,108
Restricted cash	3,239,362
12-month expected credit losses [member] | Stage 1 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable		21,545,865
Financial assets at amortised cost	4,285,148,470	2,829,989,051
12-month expected credit losses [member] | Stage 1 [member] | Normal [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets included in prepayments, deposits and other receivables	954,518,603	1,196,110
Due from immediate holding company	2,239,358,702	2,144,975,230
12-month expected credit losses [member] | Stage 1 [member] | Not yet past due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Bank balances-segregated accounts	9,620,468	136,065,738
Cash and bank balances	1,078,411,335	526,206,108
Restricted cash	3,239,362
Lifetime expected credit losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	187,673,616	86,514,680
Lifetime expected credit losses [member] | Simplified approach [member]
Disclosure of financial assets that are either past due or impaired [line items]
Accounts receivable	187,673,616	64,968,815
Financial assets at amortised cost	$ 187,673,616	$ 64,968,815